Invested assets and net new money (Detail 1) - CHF (SFr) SFr in Billions		12 Months Ended
		Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Invested Assets And Net New Money [Line Items]
Fund assets managed by UBS		SFr 330	SFr 275
Discretionary assets		1,025	886
Other invested assets	[1]	1,824	1,649
Total invested assets	[1],[2]	3,179	2,810	SFr 2,678
of which: double counts		204	176
Net new money	[2]	104	27
Increase (decrease) due to corrections of prior period errors
Invested Assets And Net New Money [Line Items]
Total invested assets			12	11
UBS AG
Invested Assets And Net New Money [Line Items]
Fund assets managed by UBS		330	275
Discretionary assets		1,025	886
Other invested assets	[1]	1,824	1,649
Total invested assets	[1],[2]	3,179	2,810	2,678
of which: double counts		204	176
Net new money	[2]	SFr 104	27
UBS AG | Increase (decrease) due to corrections of prior period errors
Invested Assets And Net New Money [Line Items]
Total invested assets			SFr 12	SFr 11

[1]	Certain account types were corrected during 2017. As a result, invested assets as of 31 December 2016 and 31 December 2015 were corrected by CHF 12 billion and CHF 11 billion, respectively.
[2]	Includes double counts.